Description of Organization and Business Operations - Additional Information (Detail) - USD ($)				3 Months Ended		12 Months Ended		16 Months Ended
	Mar. 12, 2021	Feb. 17, 2021	Mar. 12, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 12, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Date of incorporation				Feb. 25, 2014		Feb. 25, 2014
Available funds from outside trust account for working capital requirement				$ 14,171,000	$ 19,199,000	$ 18,098,000	$ 14,910,000							$ 15,412,000
Additional paid-in capital				59,314,000		59,175,000	58,619,000
Retained earnings				$ (29,003,000)		$ (24,828,000)	(20,183,000)
Crescent Acquisition Corp
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Date of incorporation				Nov. 17, 2017		Nov. 17, 2017
Proceeds from issuance of Initial Public Offering							250,000,000
Proceeds from sale of Private Placement Units							7,000,000
Other offering costs	$ 903,147
Amount held in trust account		$ 253,467,308		$ 253,470,156		$ 253,628,041	253,569,459
Public shares redemption percentage				100.00%		100.00%
Minimum percentage of fair market value of business acquisition to trust account balance				80.00%		80.00%
Number of days to deposit amount in trust account				2 days		2 days
Minimum net tangible assets				$ 5,000,001		$ 5,000,001
Maximum amount of cash from interest earned in Trust Account to pay dissolution expenses if Company ceases operations				100,000		100,000
Aggregate redemption amount				6,398,699	774,420	(17,285,471)	216,708,450
Available funds from outside trust account for working capital requirement				165,916	165,916	306,626	1,126,200
Investment income held in trust account to pay franchise and income tax					3,470,156	3,628,041
Working capital					(2,762,615)	(2,255,057)
Proceeds from note payable							37,120
Advances from an affiliate				2,303,304	47,956	169,257	454,757
Warrant liability			$ 30,860,000	29,315,000	21,125,000	33,015,000	20,010,000	$ 30,860,000	$ 21,280,000	$ 32,680,000	$ 19,730,000	$ 17,085,000	$ 30,595,000
Derivative liability			2,035,000	1,945,000	1,992,000	5,185,000	3,396,000	2,035,000	2,761,000	5,221,000	3,053,000	2,497,000	1,824,000
Common stock subject to possible redemption			204,468,330	205,697,540	217,482,870	199,422,980	216,708,450	204,468,330	216,012,100	202,569,140	216,855,660	219,003,190	205,116,590
Additional paid-in capital			13,617,664	12,264,422	603,347	18,663,057	1,377,759	13,617,664	2,074,102	15,516,928	1,230,552	(916,957)	12,969,409
Retained earnings			(8,618,836)	$ (7,265,488)	4,395,713	(13,664,184)	3,621,291	(8,618,836)	2,924,943	(10,518,024)	3,768,497	5,916,024	(7,970,569)
Crescent Acquisition Corp | Adjustment
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Warrant liability			30,860,000		21,125,000	33,015,000		30,860,000	21,280,000	32,680,000	19,730,000	17,085,000	30,595,000
Derivative liability			2,035,000		1,992,000	5,185,000		2,035,000	2,761,000	5,221,000	3,053,000	2,497,000	1,824,000
Common stock subject to possible redemption			(32,895,000)		(23,117,000)	(38,200,000)	(23,406,000)	(32,895,000)	(24,041,000)	(37,901,000)	(22,783,000)	(19,582,000)	(32,419,000)
Additional paid-in capital			8,609,985		(1,167,917)	13,914,932	(878,920)	8,609,985	(243,927)	13,615,935	(1,501,913)	(4,702,882)	8,133,990
Retained earnings			(8,610,314)		1,167,686	(13,915,314)	878,686	(8,610,314)	243,686	(13,616,314)	1,501,686	4,702,686	(8,134,314)
Crescent Acquisition Corp | Founder Shares
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Proceeds from sale of the founder shares								25,000
Crescent Acquisition Corp | Sponsor
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Proceeds from note payable								300,000
Advances from an affiliate								118,323
Crescent Acquisition Corp | Class A
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Stock exercised redemption shares		12,238		639,694
Redemption price per share		$ 10.14
Aggregate redemption amount		$ 124,138
Percentage of aggregate principal amount redeemed		0.05%
Percentage of aggregate principal amount remain outstanding		99.95%
Common stock			455	$ 442	325	506	333	455	340	474	331	310	449
Crescent Acquisition Corp | Class A | Adjustment
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Common stock subject to possible redemption					(23,117,000)	(38,200,000)
Common stock			$ 329		$ 231	$ 382	$ 234	$ 329	$ 241	$ 379	$ 227	$ 196	$ 324
Crescent Acquisition Corp | IPO [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Sale of units in initial public offering			25,000,000
Sale of stock price per unit			$ 10.00	$ 10.00		$ 10.00		$ 10.00
Proceeds from issuance of Initial Public Offering			$ 250,000,000
Payment of offering costs			14,650,000
Proceeds from sale of Private Placement Units			7,000,000
Underwriter discounts			13,750,000
Deferred underwriting discount			8,750,000
Other offering costs			900,000
Crescent Acquisition Corp | IPO and Private Placement
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Amount held in trust account			$ 250,000,000					$ 250,000,000